Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property and equipment, net
Total			¥ 22,595		¥ 23,545
Less: accumulated depreciation			(6,631)		(11,617)
Less: impairment					(7,987)
Property and equipment, net	$ 604		15,964		3,941
Depreciation expense	850	¥ 5,549	4,195	¥ 1,585
Impairment of long-lived assets	$ 1,224	¥ 7,987
Electronic equipment and computers
Property and equipment, net
Total			16,274		16,502
Office furniture and equipment
Property and equipment, net
Total			2,130		2,398
Leasehold improvement
Property and equipment, net
Total			¥ 4,191		¥ 4,645